UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2005

Date of reporting period: January 1, 2005 to March 31, 2005

Item 1. Schedule of Investments.

The Hewitt Money Market Fund (the “Money Market Fund”) and Hewitt Institutional Money Market Fund (the “Institutional Money Market Fund”), each a series of Hewitt Series Trust, invest substantially all of their assets in a series of Master Investment Portfolio, the Money Market Master Portfolio (the “Master Portfolio”), and own a pro rata interest in the Master Portfolio’s net assets. At March 31, 2005, the value of the Money Market Fund’s investment in the Master Portfolio was $101,230,719, which represents 1.55% of the Master Portfolio’s outstanding interests. At March 31, 2005, the value of the Institutional Money Market Fund’s investment in the Master Portfolio was $70,969,162, which represents 1.09% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—9.67%
Credit Suisse First Boston
2.81%, 05/03/05	$150,000,000	$150,000,000
HBOS Treasury Services PLC
3.56%, 03/14/06	50,000,000	50,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,999,363
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,998,416
1.63%, 04/27/05	35,000,000	34,999,501
1.72%, 05/05/05	25,000,000	24,999,653
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,691
2.80%, 04/29/05	50,000,000	50,000,000
UBS AG
1.91%, 05/11/05	25,000,000	24,999,454
UBS Finance (Delaware)
2.81%, 05/03/05	135,000,000	135,000,599
World Savings Bank
2.75%, 05/03/05	30,000,000	30,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $629,997,677)		629,997,677

COMMERCIAL PAPER—8.60%
CAFCO LLC
2.74%, 04/28/05(1)	10,000,000	9,979,450
Cantabric Finance LLC
2.80%, 04/29/05(1)	20,000,000	19,956,444
Edison Asset Securitization
2.26%, 05/04/05	75,000,000	74,844,626
2.74%, 05/03/05(1)	15,000,000	14,963,467
Gemini Securitization Corp.
2.74%, 04/27/05(1)	20,777,000	20,735,885
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,335,866
3.12%, 09/06/05	50,000,000	49,315,333
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,630,862
Grampian Funding LLC
2.95%, 08/17/05(1)	65,000,000	64,266,204
3.12%, 09/07/05(1)	75,000,000	73,966,500
Jupiter Securitization Corp.
2.80%, 04/28/05(1)	25,000,000	24,947,500
Moat Funding LLC
2.74%, 05/02/05(1)	10,000,000	9,976,406
Scaldis Capital LLC
2.80%, 04/25/05(1)	68,111,000	67,983,859
Thunder Bay Funding Inc.
2.74%, 05/02/05(1)	20,000,000	19,952,811

TOTAL COMMERCIAL PAPER (Cost: $559,855,213)		559,855,213

MEDIUM-TERM NOTES—1.84%
Beta Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,993,595
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,998,677
Sigma Finance Inc.
1.48%, 04/15/05(1)	50,000,000	49,995,070

TOTAL MEDIUM-TERM NOTES (Cost: $119,987,342)		119,987,342

TIME DEPOSITS—7.80%
SunTrust Bank
2.81%, 04/01/05	307,970,000	307,970,000
US Bank N.A.
2.83%, 04/01/05	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $507,970,000)		507,970,000

VARIABLE & FLOATING RATE NOTES—41.39%
American Express Centurion Bank
2.69%, 09/01/05	50,000,000	50,007,972
2.77%, 04/15/05	100,000,000	99,998,008
ASIF Global Financing
2.84%, 02/23/06(1)	75,000,000	74,994,518
Bear Stearns Companies Inc. (The)
2.90%, 09/16/05	100,000,000	100,000,000
Capital One Auto Finance Trust Series 2004-B Class A-1
2.78%, 10/17/05	7,433,656	7,433,656
Citigroup Inc.
2.75%, 11/04/05	100,000,000	100,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
3.08%, 12/12/05	25,000,000	25,000,000
DEPFA Bank PLC
2.99%, 12/15/05	100,000,000	100,000,000
Dorada Finance Inc.
2.79%, 09/15/05(1)	82,000,000	82,002,945
Goldman Sachs Group Inc. (The)
2.82%, 07/29/05(1)	50,000,000	50,000,000
HBOS Treasury Services PLC
3.08%, 01/24/06(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
2.86%, 04/15/05	100,000,000	100,000,000
K2 USA LLC
2.73%, 06/10/05(1)	50,000,000	49,998,651
2.80%, 02/15/06(1)	25,000,000	25,004,812
3.57%, 03/16/06(1)	15,000,000	15,000,000
Leafs LLC
2.85%, 02/21/06(1)	20,000,000	20,000,000
LEEK Series 14A Class A1
2.85%, 09/21/36(1)	65,491,200	65,491,200
Links Finance LLC
2.80%, 10/17/05(1)	65,000,000	65,002,740
2.81%, 07/26/05(1)	25,000,000	24,997,623
2.85%, 07/29/05	50,000,000	50,004,009
Lothian Mortgages PLC, Series 4A, Class A1
2.84%, 01/24/06(1)	100,000,000	100,000,000
Marshall & Ilsley Bank
2.95%, 02/20/06	30,000,000	30,031,885
Metropolitan Life Insurance Funding Agreement
2.74%, 07/18/05	25,000,000	25,000,000
2.79%, 07/25/05	50,000,000	50,000,000
Morgan Stanley
2.71%, 03/03/06(1)	100,000,000	100,000,000
2.93%, 08/15/05	25,000,000	25,013,885
3.00%, 05/04/05	40,000,000	40,010,175
National City Bank
2.65%, 08/02/05	50,000,000	49,992,649
Nationwide Building Society
3.12%, 01/27/06(1)	100,000,000	100,000,000
Northern Rock PLC
2.73%, 02/03/06(1)	70,000,000	70,000,000
Permanent Financing No.5 Series 1 Class A
2.75%, 06/10/05	40,000,000	40,000,000
Permanent Financing PLC
2.80%, 03/10/06	150,000,000	150,000,000
Sigma Finance Inc.
2.76%, 07/15/05(1)	25,000,000	24,997,835
2.76%, 11/18/05(1)	70,000,000	69,986,673
Strips III LLC
2.90%, 07/25/05	32,873,093	32,873,093
Travelers Insurance Co. Funding Agreement
2.83%, 02/03/06	50,000,000	50,000,000
2.93%, 08/19/05	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.84%, 04/25/05	100,000,000	100,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.84%, 04/25/05	100,000,000	100,000,000
Westpac Banking Corp.
2.99%, 01/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
2.72%, 12/08/05(1)	30,000,000	29,996,906
2.77%, 02/15/06(1)	20,000,000	19,995,580
White Pine Finance LLC
2.77%, 03/15/06(1)	46,000,000	45,987,790
2.81%, 12/28/05(1)	67,000,000	66,990,037
Winston Funding Ltd.
2.75%, 04/25/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,695,812,642)		2,695,812,642

REPURCHASE AGREEMENTS—30.56% (2)

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $300,024,375 and an effective yield of 2.93%.	300,000,000	300,000,000

Bank of America N.A. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,211 and an effective yield of 2.89%.	40,000,000	40,000,000

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,222 and an effective yield of 2.90%.	40,000,000	40,000,000

Goldman Sachs & Co. Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $240,019,461 and effective yields of 2.89% - 2.93%.	240,000,000	240,000,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,200 and an effective yield of 2.88%.	40,000,000	40,000,000

Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,189 and an effective yield of 2.87%.	40,000,000	40,000,000

Merrill Lynch Tri-Party Repurchase Agreement, dated 3/22/05, due 9/26/05, with a maturity value of $152,152,500 and an effective yield of 3.00%.	150,000,000	150,000,000

Merrill Lynch Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $140,011,364 and effective yields of 2.89% - 2.94%.	140,000,000	140,000,000

Morgan Stanley Dean Witter Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,000,080,278 and an effective yield of 2.89%.	1,000,000,000	1,000,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,990,000,000)		1,990,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.86% (Cost: $6,503,622,874)(3)		6,503,622,874

Other Assets, Less Liabilities — 0.14%		8,975,390

NET ASSETS — 100.00%		$6,512,598,264

(1)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedule of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of March 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio as of March 31, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Banc of America Securities LLC Tri-Party	6.50%	05/01/34	$308,000,000
Bank of America N.A. Tri-Party	5.50 - 6.00	04/01/32 - 02/01/34	40,800,000
Credit Suisse First Boston Tri-Party	3.88 - 5.49	08/01/32 - 02/01/35	40,801,006
Goldman Sachs & Co. Tri-Party	2.60 - 8.00	04/01/05 - 10/01/32	243,735,560
JP Morgan Chase & Co. Tri-Party	3.43 - 5.04	01/01/19 - 08/01/35	40,802,038
Lehman Brothers Inc. Tri-Party	3.14 - 9.00	02/01/12 - 03/01/35	40,803,568
Merrill Lynch Tri-Party	4.30 – 9.75	04/15/05 – 03/06/23	156,582,887
Merrill Lynch Tri-Party	4.19 - 8.13	02/01/08 - 10/01/33	143,803,704
Morgan Stanley Dean Witter Tri-Party	2.93 - 8.00	08/01/33 - 11/01/34	1,020,254,252

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hewitt Series Trust

By:	/s/ Stacy L. Schaus
Stacy L. Schaus
President

Date 5/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Stacy L. Schaus
Stacy L. Schaus
President

Date 5/26/05

By:	/s/ Anthony P. Sartori
Anthony P. Sartori
Treasurer and Chief Financial Officer

Date 5/26/05